Monica Lea Parry

1.202.373.6179

monica.parry@morganlewis.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Renn Fund, Inc. (File Nos. 333-227230 and 811-22299): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Renn Fund, Inc. (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on September 7, 2018 and updating financial information.

If you have any questions regarding this filing, please contact me at 202.373.6179.

Very truly yours,

/s/ Monica Lea Parry
Monica Lea Parry

Morgan, Lewis & Bockius llp 1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	1.202.739.3000 +1.202.739.3001